Income Taxes - Relationship Between Tax Expense and Profit Before Tax (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax rates
Applicable tax rate		26.40%	26.30%	26.40%
Corporate income tax rate	15.00%	15.00%	15.00%	15.00%
Solidarity surcharge		5.50%	5.50%	5.50%
Trade taxes		10.60%	10.50%	10.60%
Relationship Between Tax Expense and Profit Before Tax
Profit before tax		€ 6,847	€ 7,220	€ 4,596
Tax expense at applicable tax rate		1,808	1,901	1,212
Foreign tax rates		(126)	(166)	(171)
Non-deductible expenses		420	254	116
Tax exempt income		(630)	(282)	(131)
Withholding taxes		204	105	138
Research and development and foreign tax credits		(75)	(100)	(89)
Prior-year taxes		9	128	80
Reassessment of deferred tax assets, research and development tax credits, and foreign tax credits		(34)	41	48
Other		(105)	57	23
Total income tax expense		€ 1,471	€ 1,938	€ 1,226
Effective tax rate (in %)		21.50%	26.80%	26.70%